SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of the calculation of basic and diluted net income per ordinary share - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net income (loss), as adjusted	$ 1,561,125	$ (233,749)	$ 754,903	$ 1,095,104	$ (6,276)	$ 783,438
Denominator:
Diluted weighted average ordinary shares outstanding	17,205,235	17,250,000	17,227,494	16,391,664	3,000,000	16,834,110
Diluted net income (loss) per ordinary share	$ 0.09	$ (0.01)	$ 0.04	$ 0.07	$ 0.00	$ 0.05
Denominator:
Weighted average shares outstanding, ordinary shares (in Shares)	17,205,235	17,250,000	17,227,494	16,391,664	3,000,000	16,820,548
Basic net income (loss) per ordinary share	$ 0.09	$ (0.01)	$ 0.04	$ 0.07	$ 0.00	$ 0.05